Interest-Bearing Loans And Borrowings	12 Months Ended
Dec. 31, 2020
Interest-bearing loans and borrowings [Abstract]
Interest-bearing loans and borrowings

NOTE 17: INTEREST-BEARING LOANS AND BORROWINGS

Interest-bearing loans and borrowings consist of the following:

	December 31, 2020	December 31, 2019	Interest Rate	Maturity
Term Loan B Facility	-	1,000	Three-month LIBOR plus 4.75%	Prepaid in full on July 8, 2020
Notes Payable	5,475	4,841	Six-month LIBOR	November 2, 2024 (1)
Seller’s credit for the construction of six liquid barges	1,901	-	Fixed rate of 8.5%	November 16, 2025 (2)
BBVA loan	-	6,050	Six-month LIBOR plus 3.25%	Prepaid in full on July 8, 2020
New BBVA Facility	14,000	-	Six-month LIBOR plus 3.25%	March 31, 2022
Term Bank loan	1,400	1,400	Three-month LIBOR plus 3.15%	May 18, 2022
Loan for Nazira	46	69	Fixed rate of 6.00%	August 10, 2021
Current portion of interest-bearing loans and borrowings	22,822	13,360
2025 Notes	500,000	-	Fixed rate of 10.75%	July 1, 2025
2022 Notes	-	375,000	Fixed rate of 7.25%	Prepaid in full on July 8, 2020
Term Loan B Facility	-	97,000	Three-month LIBOR plus 4.75%	Prepaid in full on July 8, 2020
Notes Payable	12,367	17,628	Six-month LIBOR	November 2, 2024 (1)
Seller’s credit for the construction of six liquid barges	9,146	-	Fixed rate of 8.5%	November 16, 2025 (2)
	December 31, 2020	December 31, 2019	Interest Rate	Maturity
BBVA loan	-	8,225	Six-month LIBOR plus 3.25%	Prepaid in full on July 8, 2020
New BBVA Facility	8,000	-	Six-month LIBOR plus 3.25%	March 31, 2022
Term Bank loan	7,700	9,100	Three-month LIBOR plus 3.15%	May 18, 2022
Loan for Nazira	-	46	Fixed rate of 6.00%	August 10, 2021
Non-current portion of interest-bearing loans and borrowings	537,213	506,999
Less: deferred finance costs	(19,444)	(5,430)
Total interest-bearing loans and borrowings, net	540,591	514,929

(1)Includes 32 different drawdown events and maturity dates are scheduled on the 16th and last semi-annual installments after the completion of each Drawdown Event.

(2)Includes six different drawdown events and maturity dates are scheduled on the 20th and last quarterly installments from the drawdown date of each individual barge based on the barge's delivery date.

2025 Notes

On July 8, 2020, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with Navios Logistics, the “Co-Issuers”) issued $500,000 in aggregate principal amount of senior secured notes due 2025 (“the 2025 Notes”), at a fixed rate of 10.75%. The net proceeds from the offering of the 2025 Notes were used to satisfy and discharge the indenture governing the 2022 Notes, to repay all amounts outstanding under the Term Loan B Facility and to pay certain fees and expenses related to the offering, with the balance to be used for general corporate purposes. The effect of this transaction was the recognition of a loss of $4,157 in the statement of income under “Loss on debt extinguishment,” relating to the accelerated amortization of unamortized deferred finance costs.

On or after August 1, 2022, the Co-Issuers may redeem some or all of the 2025 Notes at the redemption prices set forth in the indenture governing the 2025 Notes. In addition, before August 1, 2022, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2025 Notes at a price equal to 110.750% of the principal amount of the 2025 Notes to be redeemed plus accrued and unpaid interest, if any, to the redemption date with an amount equal to the net cash proceeds of one or more equity offerings so long as at least 50% of the originally issued aggregate principal amount of the 2025 Notes remains outstanding. Prior to August 1, 2022, the Co-Issuers may also redeem all or a part of the 2025 Notes at a redemption price equal to the sum of: (a) 100% of the principal amount of the 2025 Notes to be redeemed; plus (b) the applicable “make-whole” premium described in the indenture governing the 2025 Notes, plus (c) accrued and unpaid interest, if any, on the 2025 Notes to be redeemed, to (but excluding) the applicable redemption date, subject to the right of holders of notes on the relevant record date to receive interest due on all the relevant interest payment dates. The Co-Issuers may also redeem all, but not less than all, of the 2025 Notes at a price equal to 100% of the principal amount plus accrued and unpaid interest, if any, upon certain changes in law that would trigger the payment of withholding taxes. Furthermore, upon the occurrence of certain change of control events, the Co-Issuers may be required to offer to purchase 2025 Notes from holders at a price equal to 100% of the principal amount plus accrued and unpaid interest, if any.

The 2025 Notes are senior secured obligations of the Co-Issuers and rank equal in right of payment to all of their existing and future senior indebtedness and senior in right of payment to all of their future subordinated indebtedness. The 2025 Notes are fully and unconditionally guaranteed, jointly and severally, by all of the Company’s direct and indirect subsidiaries, other than the Co-Issuer and Grimaud Ventures S.A.. The 2025 Notes are secured by (i) first priority ship mortgages on four tanker vessels servicing the Company’s cabotage business (the (1) Elena H, (2) Makenita H, (3) Sara H and (4) He Man H) owned by certain subsidiary guarantors (such guarantors, the “Mortgaged Vessel Guarantors”) and related assignments of earnings and insurance together with a first priority lien on the capital stock of each Mortgaged Vessel Guarantor and (ii) an assignment by way of security of the Vale Port Contract (collectively, the “Collateral”). The 2025 Notes will be effectively senior to all existing and future obligations of the subsidiary guarantors that own Collateral to the extent of the value of the Collateral but effectively junior to any existing and future secured obligations of the Co-Issuers and the subsidiary guarantors that are secured by assets other than the Collateral to the extent of the value of any assets securing such other obligations.

The indenture governing the 2025 Notes contains restrictive covenants that limit, among other things, the ability of the Co-Issuers and their subsidiaries to incur additional indebtedness, pay dividends and make distributions on common and preferred stock, make other restricted payments, make investments, incur liens, consolidate, merge, sell or otherwise dispose of all or substantially all of their assets and enter into certain transactions with affiliates, in each case, subject to exclusions, and other customary covenants. The indenture governing the 2025 Notes also contains customary events of default.

As of December 31, 2020, deferred finance costs associated with the 2025 Notes amounted to $19,414. Finance costs associated with the 2025 Notes amounted to $25,979 for the year ended December 31, 2020.

2022 Notes

On April 22, 2014, the Co-Issuers issued $375,000 in aggregate principal amount of senior notes due May 1, 2022 (the “2022 Notes”), at a fixed rate of 7.25%. The 2022 Notes were redeemed in full on July 16, 2020 at 100% of their face amount, plus accrued and unpaid interest to the redemption date with the proceeds of the Co-Issuers’ 2025 Notes. Following this transaction, the Company recognized a loss of $2,661 in its consolidated statement of income under “Loss on debt extinguishment” relating to the accelerated amortization of the unamortized deferred finance costs.

As of December 31, 2019, deferred finance costs associated with the 2022 Notes amounted to $3,323. Finance costs associated with the 2022 Notes amounted to $14,727, $27,188 and $27,188 for the years ended December 31, 2020, 2019 and 2018, respectively.

Term Loan B Facility

On November 3, 2017, Navios Logistics and Logistics Finance, as co-borrowers, completed the issuance of a $100,000 Term Loan B Facility (the “Term Loan B Facility”). The Term Loan B Facility bore an interest rate of LIBOR plus 475 basis points and had a four-year term with 1.0% amortization per annum. The Term Loan B Facility was repaid in full on July 8, 2020 at par plus accrued and unpaid interest to the repayment date with the proceeds of the Co-Issuers’ 2025 Notes. Following this transaction, the Company recognized a loss of $1,496 in its consolidated statement of income under “Loss on debt extinguishment” relating to the accelerated amortization of the unamortized deferred finance costs.

As of December 31, 2019, unamortized deferred finance costs associated with the Term Loan B Facility amounted to $2,056. Finance cost associated with the Term Loan B Facility amounted to $3,162, $7,150 and $7,171 for the years ended December 31, 2020, 2019 and 2018, respectively.

Notes Payable

In connection with the purchase of mechanical equipment for the expansion of its dry port terminal, the Company entered into an unsecured export financing line of credit for a total amount of $41,964, including all related fixed finance costs of $5,949, available in multiple drawings upon the completion of certain milestones (“Drawdown Events”). The Company incurs the obligation for the respective amount drawn by signing promissory notes (“Notes Payable”). Each drawdown is repayable in 16 consecutive semi-annual installments, starting six months after the completion of each Drawdown Event. Together with each Note Payable, the Company shall pay interest equal to six-month LIBOR. The unsecured export financing line is fully and unconditionally guaranteed by Ponte Rio S.A. As of December 31, 2020, the Company had drawn the total available amount and the outstanding balance of Notes Payable was $17,842.

Finance cost associated with the Notes Payable amounted to $1,006, $1,591 and $1,775 for the years ended December 31, 2020, December 31, 2019 and December 31, 2018, respectively.

Other Indebtedness

On December 15, 2016, the Company entered into a $25,000 facility with Banco Bilbao Vizcaya Argentaria Uruguay S.A. (“BBVA”), for general corporate purposes. The loan bears interest at a rate of LIBOR (180 days) plus 325 basis points. The loan is repayable in twenty quarterly installments, the first payment of which was due on June 19, 2017, and secured by assignments of certain receivables. On July 8, 2020, this loan was repaid in full in connection with drawing the New BBVA Facility.

On February 14, 2020, the Company agreed to the terms of a $25,000 loan facility (the “New BBVA Facility”) with BBVA, which was drawn on July 8, 2020. The New BBVA Facility was used to repay the existing loan facility with BBVA, and for general corporate purposes. The New BBVA Facility bears interest at a rate of LIBOR (180 days) plus 325 basis points, is repayable in quarterly installments with final maturity on March 31, 2022 and is secured by assignments of certain receivables. As at December 31, 2020, the outstanding balance was $22,000.

On May 18, 2017, the Company entered into a $14,000 term loan facility (the “Term Bank Loan”) in order to finance the acquisition of two product tankers. The Term Bank Loan bears interest at a rate of LIBOR (90 days) plus 315 basis points and is repayable in twenty quarterly installments with a final balloon payment of $7,000 on the last repayment date. As of December 31, 2020, the outstanding amount of the Term Bank Loan was $9,100. As of December 31, 2020 and 2019, unamortized deferred finance costs associated with the Term Bank Loan amounted to $30 and  $51, respectively.

On August 17, 2018, the Company entered into a $7,615 (€6,200) credit agreement in order to finance the 50% of the purchase price of a river and estuary tanker. The credit agreement bears interest at a fixed rate of 675 basis points and is repayable in 24 monthly installments with the final repayment in August 17, 2020. On August 26, 2019, the Company prepaid the total outstanding balance of the credit agreement for a river and estuary tanker, which was $3,808 (€3,100).

In December 2020, the Company entered into a $13,475 seller’s credit agreement for the construction of six liquid barges to be made available by way of credit in six equal tranches. Each drawdown is repayable in 20 quarterly installments starting from the delivery of each barge. The seller’s credit for the construction of the six liquid barges bears interest at a fixed rate of 8.5%. As of December 31, 2020, the Company had drawn $11,229 and the outstanding balance was $11,047. Finance cost associated with the seller’s credit agreement for the construction of six liquid barges amounted to $176 for the year ended December 31, 2020.

In connection with the acquisition of Hidronave S.A. on October 29, 2009, the Company assumed a $817 loan facility that was entered into by Hidronave S.A. in 2001, in order to finance the construction of the pushboat Nazira. As of December 31, 2020, the outstanding loan balance was $46. The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021.

In connection with the loan and other long term liabilities, the Company is subject to certain covenants, commitments, limitations and restrictions.

The Company was in compliance with all applicable covenants as of December 31, 2020.

The annual weighted average interest rates of the Company’s total interest-bearing loans and borrowings were 8.39%, 7.12% and 7.04% for the years ended December 31, 2020, 2019 and 2018, respectively.

The interest-bearing loans and borrowings arising from financing activities were as follows:

	2020	2019	2018
At January 1,	514,929	530,187	532,746
Proceeds from 2025 Notes, net of deferred finance costs	479,023	-	-
Proceeds from long term debt, net of deferred finance costs	24,854	-	6,919
Repayment of 2022 Notes	(375,000)	-	-
Repayment of long-term debt and payment of principal	(105,551)	(13,403)	(7,607)
Repayment of notes payable	(4,466)	(4,304)	(4,240)
Accretion of Notes payable / unwinding of discount	(161)	(103)	7
Amortization of deferred finance cost	2,806	2,552	2,362
Loss on debt extinguishment	4,157	-	-
At December 31,	540,591	514,929	530,187

The maturity table below reflects future payments of the long-term interest-bearing loans and borrowings and interest outstanding as of December 31, 2020, for the next five years and thereafter.

Year	Amount in thousands of U.S. dollars
2021	$79,016
2022	77,598
2023	61,737
2024	59,070
2025	529,359
2026 and thereafter	-
Total	$806,780